(16) Preferred Stock	9 Months Ended
Jun. 30, 2013
Notes
(16) Preferred Stock

(16)         PREFERRED STOCK

The Company is authorized to issue up to 20,000,000 shares of preferred stock, $0.0001 par value per share. The Company's Board of Directors has the authority to amend the Company's Articles of Incorporation, without further shareholder approval, to designate and determine, in whole or in part, the preferences, limitations and relative rights of the preferred stock before any issuance of the preferred stock and to create one or more series of preferred stock.

Series D Convertible Preferred Stock

On July 27, 2011, the Company amended its Articles of Incorporation and increased the total designated shares of Series D Preferred stock from 70,000 to 85,000 shares. During the nine months ended June 30, 2013, the Company did not issue any Series D Preferred stock.

Dividends

The Series D Preferred stock is entitled to dividends at the rate equal to 8 percent per annum calculated on the purchase amount actually paid for the shares or amount of debt converted.  The dividend is payable in cash or shares of common stock at the sole discretion of the Board of Directors. If a dividend is paid in shares of common stock of the Company, the number of shares to be issued is based on the average per share market price of the common stock for the 14-day period immediately preceding the applicable accrual date (i.e., March 31, June 30, September 30, or December 31, as the case may be).  Dividends are payable quarterly, no later than 30 days following the end of the accrual period.  During the nine months ended June 30, 2013, the Company issued 181,033 shares of common stock to pay $1,654,673 of accrued dividends on the Series D Preferred stock earned.  Subsequent to June 30, 2013, the Company issued 799 shares of common stock to pay $9,325 of accrued dividends on Series D Preferred stock earned during the three months ended June 30, 2013.

Convertibility

Each share of Series D Preferred stock may be converted into 30 shares of common stock, commencing after ninety days from the date of issue.

In February 2013, and as a condition to a loan agreement, the Company conducted an exchange offer (“Exchange Offer”) of Series D Preferred stock in order to simplify the capitalization structure. The Exchange Offer was conditioned upon at least 90 percent of the cumulative original issue price paid for all of the issued and outstanding shares of Series D Preferred stock. The shareholders were entitled to exchange their shares of Series D Preferred at a premium over the current conversion rate of 30 shares of common stock per Series D Preferred share as follows:  15 shares for each $1,000 of original price paid, 10 shares for each $676 of original price paid, and 8 shares for each $500 of original price paid. Under the Exchange Offer, 46,095 shares of Series D Preferred stock converted into 1,828,283 shares of common stock.

During the nine months ended June 30, 2013, a total of 48,295 shares of Series D Preferred stock (including shares exchanged for common stock in the Exchange Offer) were converted into 1,894,283 shares of common stock.  As of June 30, 2013 and September 30, 2012, there were 468 and 48,763 Series D Preferred shares outstanding, respectively.

Voting Rights and Liquidation Preference

The holders of the Series D Preferred stock may vote their shares on an as-converted basis on any issue presented for a vote of the shareholders, including the election of directors and the approval of certain transactions such as a merger or other business combination of the Company.  For the periods ended June 30, 2013 and September 30, 2012, there were 468 and 48,763 shares of Series D Preferred stock outstanding with voting rights equivalent to 14,040 and 1,462,890 shares of common stock, respectively.

Additionally, the holders are entitled to a liquidation preference equal to their original investment amount. In the event of the liquidation, dissolution or winding up of the affairs of the Company (including in connection with a permitted sale of all or substantially all of the Company’s assets), whether voluntary or involuntary, the holders of shares of Series D Preferred stock then outstanding will be entitled to receive, out of the assets of the Company available for distribution to its shareholders, an amount per share equal to original issue price, as adjusted to reflect any stock split, stock dividend, combination, recapitalization and the like with respect to the Series D Preferred stock.

Series D Preferred Stock Purchase Warrants

As of June 30, 2013 and September 30, 2012, the Company had warrants outstanding for the purchase of 5,400 shares of Series D Preferred stock at an exercise price of $16.67 per share. The warrants were issued in connection with a subscription to purchase Series D Preferred stock which expire beginning in November 2013 and ending July 2016.